Summary of Significant Accounting Policies (Details) - Schedule of useful lives are used to calculate amortization	12 Months Ended
Dec. 31, 2022
Product development [Member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives are used to calculate amortization [Line Items]
Useful life	3 years
Bottom of range [Member] | Trademarks and sanitary records [Member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives are used to calculate amortization [Line Items]
Useful life	3 years
Bottom of range [Member] | Licenses, customers and agreements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives are used to calculate amortization [Line Items]
Useful life	3 years
Top of range [Member] | Trademarks and sanitary records [Member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives are used to calculate amortization [Line Items]
Useful life	20 years
Top of range [Member] | Licenses, customers and agreements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives are used to calculate amortization [Line Items]
Useful life	10 years